Equity Incentive Plan and Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Apr. 12, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares issued under ESPP		191,972
2017 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grants		486,855	326,178
Common stock issued, shares		69,324
Performance-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding		188,651
Stock Purchase Rights | 2017 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of maximum earnings withhold by employee to purchase shares	15.00%
Discounted stock price percentage on the date of offering	85.00%
Discounted stock price percentage on the date of purchase	85.00%
Shares of common stock reserved under the plan	250,000
Annual increase in maximum percentage of number of shares of common stock reserved for issuance	1.00%
Annual increase in maximum number of shares of common stock reserved for issuance	300,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grants		4,334,935	3,476,847
Unrecognized compensation expense		$ 12.1
Weighted-average period over which unrecognized compensation expense is expected to be recognized		2 years 6 months
2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grants	1,600,000
Annual increase in percentage of number of shares of common stock reserved for issuance	4.00%
Options to purchase common stock expiration term		10 years
Stock options outstanding		4,334,935	3,476,847
2017 Equity Incentive Plan | Time-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting period		4 years
2017 Equity Incentive Plan | Performance-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting description		Grants with performance-based vesting provisions vest upon the achievement of three separate development and regulatory milestones, with one-third of the options vesting upon the achievement of each milestone.
2017 Equity Incentive Plan | Vesting After First Year | Time-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting percentage		25.00%
2017 Equity Incentive Plan | Balance Vesting Monthly Over the Remaining Terms | Time-Based Vesting Provisions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting period		36 months
2009 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grants				75,517